Income Tax	12 Months Ended
Dec. 31, 2015
Income Tax [Abstract]
INCOME TAX

NOTE 10 - INCOME TAX:

a.	Tax rates:

The Israeli corporate tax rates applicable to the Company and ASM:

2013 and 2016 onward - 25%

2014 and 2015 - 26.5%

b.	"Approved Enterprise" status:

The Company was granted an ‘approved enterprise’ status for the 10 years ended December 31, 2014, under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Encouragement Law"). The tax benefit is a reduced corporate income tax rate on a non-distributed income generated in approved areas ("Approved Income"). Distributed Approved Income is subject to 25% corporate income tax at the company level and 15% withholding income tax on the shareholders level.

As of December 31, 2011, upon a tax assessment by the Israeli Tax Authority, all of the accumulated Approved Income was distributed as dividends to the Controlling Shareholders and the applicable income tax were applied. As the Company distribute its Approved Income to its Controlling Shareholders, a deferred tax liability was recorded on the non-distributed Approved Income as generated, on the difference of the reduced corporate income tax rate applied and the regular corporate tax rates, as well as related deferred income tax expenses.

The Company has final tax assessments for the years up to 2011 inclusive.

c.	"Preferred Enterprise" status:

Commencing on January 1, 2015, the Company has elected the “Preferred Enterprise” program under the amendment of the Encouragement Law, whereby the Company is subject to corporate income tax rate on non-Preferred Income and 16% reduced income tax rate on its Preferred Income generated in all areas other than Development Area A

d.	Income tax expenses (benefit):

Composition:

	For the year ended December 31,
	2015	2014	2013
	(U.S. dollar in thousands)
		Restated
Current	3,446	95	-
Deferred	(423)	995	(57)
Income tax expenses (benefit)	3,023	1,090	(57)

e.	Deferred income tax:

Deferred income tax liability as of December 31 2014 is with respect to accumulated non-distributed Approved Income.

As part of the Reverse Merger, the Company incurred certain transaction cost whereby a deferred tax asset of approximately $950 thousand was recorded and a full valuation allowance, considering the two-step approach with respect to uncertain tax positions.

f.	Theoretical income tax:

As Inc is a Cayman Islands company subject to a corporate tax rate of zero percent, the Group’s overall effective tax rate is attributable to Israeli income tax and therefore a reconciliation between the theoretical income tax, assuming corporate tax rates and the actual income tax expenses (benefit) as reported in the consolidated statements of comprehensive income (loss) is calculated based on the Israeli corporate tax rates and is as follows:

	For the year ended December 31,
	2015	2014	2013
	(U.S. dollar in thousands)
		Restated

Income (loss) before income tax	17,776	4,212	(337)
Israeli corporate income tax rate	26.5%	26.5%	25%
Theoretical income tax expenses (benefit)	4,711	1,116	(84)
Tax rates differences	(1,659)	(63)	-
Other, net	(29)	37	27
Income tax expenses (benefit)	3,023	1,090	(57)